Segment Information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Information
14.	Segment Information

SEGMENT INFORMATION

Reportable Segments

The Company operates as a single reportable segment, which is consistent with how the Chief Operating Decision Maker (“CODM”), the Chief Executive Officer, allocates resources and assesses performance. The Company’s operations are centralized and integrated, with financial results reviewed and managed on a consolidated basis. Accordingly, management has determined that the Company has one reportable segment under ASC Topic 280, Segment Reporting.

Measure of Segment Profit or Loss

The CODM reviews financial information on a consolidated basis, using Net Income as the primary measure of segment performance to monitor budget versus actual results and decide where to allocate and invest additional resources to achieve continued growth. Net Income is defined as revenue less cost of goods sold and operating expenses, and other segment items (including interest income, interest expense, other income and other expenses), and income taxes.

Significant Segment Expense Categories Provided to the CODM

The CODM regularly receives and reviews the following expense categories, which are included in the segment’s measure of profit or loss.

	For the year ended December 31,
	2025	2024	2023
Sales	$1,862,231	$2,761,798	$2,825,488
Cost of sales:
Subcontracting charges	(395,096)	(853,092)	(1,119,286)
Depreciation and amortization	(172,318)	(83,944)	(70,247)
Salaries	(77,581)	(197,890)	(80,243)
	(644,995)	(1,134,926)	(1,269,776)
Gross profit	1,217,236	1,626,872	1,555,712
Other income	52,600	930	605
Selling and marketing expenses	(1,841,859)	—	—
Administrative expense	(2,037,264)	(1,110,982)	(473,707)
(Loss) profit before income tax	(2,609,287)	516,820	1,082,610
Income tax credit (expense)	363,109	(137,390)	(157,047)

(Loss) profit for the year	$(2,246,178)	$379,430	$925,563